Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 415,467,548.65
Previously Paid Amount	0.00
Total Fee Amount	57,376.07
Total Offset Amount	0.00
Net Fee	$ 57,376.07
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A